UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2012

Date of reporting period:	6/30/2011

Item 1. Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of June 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.7%
COMMON STOCKS
Australia — 9.1%
2,360,000	CFS Retail Property Trust, REIT	$ 4,600,337
810,000	Charter Hall Office, REIT	2,919,922
605,323	Charter Hall Retail, REIT	2,082,580
3,551,333	Commonwealth Property Office Fund, REIT	3,586,052
6,851,426	Dexus Property Group, REIT	6,491,027
1,294,000	FKP Property Group	975,821
9,483,800	Goodman Group, REIT	7,189,688
2,583,520	GPT Group, REIT	8,782,015
5,431,820	Investa Office Fund, REIT	3,766,730
670,256	Mirvac Group, REIT	901,488
2,862,525	Stockland, REIT	10,499,654
2,328,379	Westfield Group, REIT	21,701,686

		73,497,000

Belgium — 0.3%
15,433	Cofinimmo, REIT	2,200,430

Brazil — 1.6%
224,256	BR Malls Participacoes SA	2,524,703
193,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,850,839
288,502	Gafisa SA	1,364,268
169,961	Multiplan Empreendimentos Imobiliarios SA	3,726,694
671,434	PDG Realty SA Empreendimentos e Participacoes	3,781,697

		13,248,201

Canada — 1.3%
170,916	Brookfield Properties Corp.	3,301,535
51,205	Canadian Apartment Properties, REIT	1,026,808
294,358	Chartwell Seniors Housing Real Estate Investment Trust, REIT	2,563,748
146,635	RioCan Real Estate Investment Trust, REIT	3,943,918

		10,836,009

Finland — 0.6%
425,854	Citycon Oyj	1,914,423
454,485	Sponda Oyj	2,642,891

		4,557,314

France — 3.4%
19,252	ICADE, REIT	2,373,905
189,015	Klepierre, REIT	7,802,303
74,075	Unibail-Rodamco SE, REIT	17,128,192

		27,304,400

Hong Kong — 11.6%
6,062,000	Champion, REIT	3,408,611
1,334,776	Cheung Kong Holdings Ltd.	19,601,236
1,244,000	China Overseas Land & Investment Ltd.	2,676,210
2,539,469	Hang Lung Properties Ltd.	10,441,400
1,282,794	Henderson Land Development Co. Ltd.	8,295,245

1,628,000	Hongkong Land Holdings Ltd.	11,591,360
864,999	Hysan Development Co. Ltd.	4,291,111
845,219	Link (The), REIT	2,887,257
2,958,000	Sino Land Co. Ltd.	4,757,399
1,506,935	Sun Hung Kai Properties Ltd.	22,027,738
527,000	Wharf Holdings Ltd. (The)	3,675,045

		93,652,612

Italy — 0.3%
2,603,815	Beni Stabili SpA, REIT	2,629,945

Japan — 10.2%
370,400	Aeon Mall Co. Ltd.	8,972,859
130,800	Daito Trust Construction Co. Ltd.	11,104,906
746,000	Daiwa House Industry Co. Ltd.	9,413,538
166	Japan Logistics Fund, Inc., REIT	1,545,209
1,043,780	Mitsubishi Estate Co. Ltd.	18,318,293
745,339	Mitsui Fudosan Co. Ltd.	12,836,898
243	Nippon Accommodations Fund, Inc., REIT	1,826,387
707	Nippon Building Fund, Inc., REIT	6,908,865
67,500	Nomura Real Estate Holdings, Inc.	1,125,438
772	NTT Urban Development Corp.	662,232
450,952	Sumitomo Realty & Development Co. Ltd.	10,078,615

		82,793,240

Netherlands — 2.1%
41,067	Corio NV, REIT	2,721,601
114,093	Eurocommercial Properties NV, REIT	5,675,034
37,382	Vastned Retail NV, REIT	2,679,591
58,582	Wereldhave NV, REIT	5,962,862

		17,039,088

Norway — 0.2%
874,560	Norwegian Property ASA	1,831,743

Singapore — 5.2%
3,557,000	Ascendas Real Estate Investment Trust, REIT	5,916,198
3,287,000	Cache Logistics Trust, REIT	2,597,359
1,683,000	CapitaLand Ltd.	3,998,196
2,678,673	CapitaMall Trust, REIT	4,083,008
2,456,000	CDL Hospitality Trusts, REIT	4,122,579
489,058	City Developments Ltd.	4,152,535
995,000	Fortune Real Estate Investment Trust, REIT	489,061
1,016,000	Global Logistic Properties Ltd.(a)	1,706,849
2,206,600	Keppel Land Ltd.	6,520,227
3,561,000	Mapletree Commercial Trust, REIT(a)	2,507,746
1,735,000	Mapletree Industrial Trust, REIT	1,654,400
3,441,000	Suntec Real Estate Investment Trust, REIT	4,204,486

		41,952,644

Sweden — 0.9%
330,633	Hufvudstaden AB (Class A Stock)	3,962,243
385,250	Klovern AB	1,924,667

164,853	Kungsleden AB	1,570,289

		7,457,199

Switzerland — 0.9%
75,487	PSP Swiss Property AG	7,169,357

United Kingdom — 5.1%
467,402	Atrium European Real Estate Ltd.	3,079,276
638,817	British Land Co. PLC, REIT	6,243,914
692,801	Great Portland Estates PLC, REIT	4,847,950
739,098	Hammerson PLC, REIT	5,710,462
899,019	Land Securities Group PLC, REIT	12,300,604
1,316,971	Segro PLC, REIT	6,601,025
249,730	Shaftesbury PLC, REIT	2,116,254

		40,899,485

United States — 41.9%
47,000	Alexandria Real Estate Equities, Inc., REIT	3,638,740
66,778	American Assets Trust, Inc., REIT	1,499,166
222,906	American Campus Communities, Inc., REIT	7,917,621
285,497	Associated Estates Realty Corp., REIT	4,639,326
57,343	AvalonBay Communities, Inc., REIT	7,362,841
85,300	Boston Properties, Inc., REIT	9,055,448
386,288	Brandywine Realty Trust, REIT	4,477,078
149,388	BRE Properties, Inc., REIT	7,451,473
124,718	Camden Property Trust, REIT	7,934,559
124,600	CB Richard Ellis Group, Inc. (Class A Stock)(a)	3,128,706
507,992	Cogdell Spencer, Inc., REIT	3,042,872
384,239	Colonial Properties Trust, REIT	7,838,476
649,734	Cousins Properties, Inc., REIT	5,548,728
790,779	Developers Diversified Realty Corp., REIT	11,149,984
237,337	DiamondRock Hospitality Co., REIT	2,546,626
26,513	Digital Realty Trust, Inc., REIT	1,637,973
256,922	Douglas Emmett, Inc., REIT	5,110,179
138,538	Education Realty Trust, Inc., REIT	1,187,271
31,197	Essex Property Trust, Inc., REIT	4,220,642
156,950	Extra Space Storage, Inc., REIT	3,347,743
511,019	FelCor Lodging Trust, Inc., REIT(a)	2,723,731
330,875	First Potomac Realty Trust, REIT	5,065,696
136,657	General Growth Properties, Inc., REIT	2,280,805
337,833	Glimcher Realty Trust, REIT	3,209,414
92,500	HCP, Inc., REIT	3,393,825
121,363	Health Care REIT, Inc., REIT	6,363,062
683,843	Host Hotels & Resorts, Inc., REIT	11,591,139
38,331	Hudson Pacific Properties, Inc., REIT	595,280
43,900	Hyatt Hotels Corp. (Class A Stock)(a)	1,791,998
299,318	Kilroy Realty Corp., REIT	11,820,068
157,741	Kimco Realty Corp., REIT	2,940,292
222,103	Liberty Property Trust, REIT	7,236,116
73,590	LTC Properties, Inc., REIT	2,047,274
255,560	Macerich Co. (The), REIT	13,672,460
388,521	Mack-Cali Realty Corp., REIT	12,797,882
214,746	Medical Properties Trust, Inc., REIT	2,469,579
73,267	Nationwide Health Properties, Inc., REIT	3,033,986
116,111	Pebblebrook Hotel Trust, REIT	2,344,281
290,577	Post Properties, Inc., REIT	11,843,919

265,538	ProLogis, Inc., REIT	9,516,882
132,582	Public Storage Inc., REIT	15,115,674
316,699	Simon Property Group, Inc., REIT	36,809,925
125,941	SL Green Realty Corp., REIT	10,436,731
103,261	Sovran Self Storage, Inc., REIT	4,233,701
674,097	Strategic Hotels & Resorts, Inc., REIT(a)	4,772,607
272,902	Sunrise Senior Living, Inc.(a)	2,600,756
86,871	Taubman Centers, Inc., REIT	5,142,763
1,071,520	U-Store-It Trust, REIT	11,272,390
263,836	Ventas, Inc., REIT	13,906,796
166,392	Vornado Realty Trust, REIT	15,504,407

		339,268,891

	Total long-term investments (cost $652,819,937)	766,337,558

SHORT-TERM INVESTMENT — 4.1%
AFFILIATED MONEY MARKET MUTUAL FUND
33,149,179	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $33,149,179)(b)	33,149,179

	Total Investments(c) — 98.8% (cost $685,969,116)(d)	799,486,737
	Other assets in excess of liabilities — 1.2%	9,493,592

	Net Assets — 100%	$808,980,329

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	As of June 30, 2011, 44 securities representing $277,796,390 and 34.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(d)	The United States federal income tax basis of the Schedule of Investments was $722,602,384; accordingly, net unrealized appreciation on investments for federal income tax purposes was $76,884,353 (gross unrealized depreciation $17,153,777; gross unrealized appreciation $94,038,130. The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved on fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$73,497,000	$—
Belgium	2,200,430	—	—
Brazil	13,248,201	—	—
Canada	10,836,009	—	—
Finland	4,557,314	—	—
France	27,304,400	—	—
Hong Kong	11,591,360	82,061,252	—

Italy	2,629,945	—	—
Japan	—	82,793,240	—
Netherlands	17,039,088	—	—
Norway	1,831,743	—	—
Singapore	2,507,746	39,444,898	—
Sweden	7,457,199	—	—
Switzerland	7,169,357	—	—
United Kingdom	40,899,485	—	—
United States	339,268,891	—	—
Affiliated Money Market Mutual Fund	33,149,179	—	—

Total	$521,690,347	$277,796,390	$—

Fair Value of Level 2 investments at 03/31/11 was $0. $277,796,390 was transferred into Level 2 from Level 1 at 6/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of

June 30, 2011 were as follows:

Retail REIT’s	19.9%
Diversified Real Estate Activities	14.3
Diversified REIT’s	12.3
Specialized REIT’s	12.1
Office REIT’s	10.8
Real Estate Operating Companies	7.5
Residential REIT’s	6.8
Industrial REIT’s	5.0
Real Estate Development	4.2
Affiliated Money Market Mutual Fund	4.1
Homebuilding	0.9
Real Estate Services	0.4
Healthcare Facilities	0.3
Hotels, Resorts & Cruise Lines	0.2

98.8
Other assets in excess of liabilities	1.2

Net Assets	100.0%

Prudential US Real Estate Fund

Schedule of Investments

as of June 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Diversified REIT’s — 12.4%
2,993	American Assets Trust, Inc.	$ 67,193
17,032	Colonial Properties Trust	347,453
49,700	Cousins Properties, Inc.	424,438
9,500	Liberty Property Trust	309,510
9,600	Vornado Realty Trust	894,528

		2,043,122

Healthcare Facilities — 0.6%
10,716	Sunrise Senior Living, Inc.(a)	102,123

Hotels, Resorts & Cruise Lines — 0.8%
3,200	Hyatt Hotels Corp. (Class A Stock)(a)	130,624

Industrial REIT’s — 4.0%
9,830	First Potomac Realty Trust	150,497
14,181	ProLogis, Inc.	508,247

		658,744

Office REIT’s — 15.6%
2,400	Alexandria Real Estate Equities, Inc.	185,808
4,500	Boston Properties, Inc.	477,720
18,900	Brandywine Realty Trust	219,051
7,665	Douglas Emmett, Inc.	152,457
2,315	Hudson Pacific Properties, Inc.	35,952
11,072	Kilroy Realty Corp.	437,233
14,700	Mack-Cali Realty Corp.	484,218
7,000	SL Green Realty Corp.	580,090

		2,572,529

Real Estate Services — 1.3%
8,600	CB Richard Ellis Group, Inc. (Class A Stock)(a)	215,946

Residential REIT’s — 15.7%
9,300	American Campus Communities, Inc.	330,336
9,000	Associated Estates Realty Corp.	146,250
4,100	AvalonBay Communities, Inc.	526,440
6,790	BRE Properties, Inc.	338,685
6,618	Camden Property Trust	421,037
11,214	Education Realty Trust, Inc.	96,104
1,500	Essex Property Trust, Inc.	202,935
12,600	Post Properties, Inc.	513,576

		2,575,363

Retail REIT’s — 23.1%
32,567	Developers Diversified Realty Corp.	459,195
15,800	Glimcher Realty Trust	150,100
15,500	Kimco Realty Corp.	288,920
12,900	Macerich Co. (The)	690,150
15,900	Simon Property Group, Inc.	1,848,057

6,000	Taubman Centers, Inc.	355,200

		3,791,622

Specialized REIT’s — 23.9%
23,100	Cogdell Spencer, Inc.	138,369
14,100	DiamondRock Hospitality Co.	151,293
35,400	FelCor Lodging Trust, Inc.(a)	188,682
5,800	Health Care REIT, Inc.	304,094
33,104	Host Hotels & Resorts, Inc.	561,113
3,522	LTC Properties, Inc.	97,982
16,500	Medical Properties Trust, Inc.	189,750
6,749	Pebblebrook Hotel Trust	136,262
6,760	Public Storage	770,708
5,100	Sovran Self Storage, Inc.	209,100
32,676	Strategic Hotels & Resorts, Inc.(a)	231,346
41,400	U-Store-It Trust	435,528
9,700	Ventas, Inc.	511,287

		3,925,514

	Total long-term investments (cost $14,673,707)	16,015,587

SHORT-TERM INVESTMENT — 2.9%
AFFILIATED MONEY MARKET MUTUAL FUND
479,734	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $479,734)(b)	479,734

	Total Investments — 100.3% (cost $15,153,441)(c)	16,495,321
	Liabilities in excess of other assets — (0.3%)	(44,400)

	Net Assets —100%	$16,450,921

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of the Schedule of Investments was $15,153,441; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,341,880 (gross unrealized depreciation $141,534; gross unrealized appreciation $1,483,414. The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved on fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$16,015,587	$—	$—
Affiliated Money Market Mutual Fund	479,734	—	—

Total	$16,495,321	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of

June 30, 2011 were as follows:

Specialized REIT’s	23.9%
Retail REIT’s	23.1
Residential REIT’s	15.7
Office REIT’s	15.6
Diversified REIT’s	12.4
Industrial REIT’s	4.0
Affiliated Money Market Mutual Fund	2.9
Real Estate Services	1.3
Hotels, Resorts & Cruise Lines	0.8
Healthcare Facilities	0.6
100.3
Liabilities in excess of other assets	(0.3)
Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisers to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open-end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 . The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 18, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 18, 2011

*	Print the name and title of each signing officer under his or her signature.